Notes to the Balance Sheet - Summary of Common Stock (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Common Stock [Line Items]
Common Stock | €	€ 37,655,137	€ 34,231,943
Ordinary Shares Issued (in shares)	37,655,137	34,231,943
Treasury stock shares (in shares)			83,154	131,414
Treasury stock balance | €	€ 1,995,880	€ 2,450,303	€ 3,085,054	€ 4,868,744
Ordinary shares outstanding (in shares)	37,601,452	34,165,963
Number of voting rights at annual general meeting	1
Non-bearer shares
Common Stock [Line Items]
Treasury stock shares (in shares)	53,685	65,980
Treasury stock balance | €	€ 53,685	€ 65,980
Treasury Stock
Common Stock [Line Items]
Ordinary shares outstanding (in shares)	53,685	65,980	83,154	131,414